Summary of Operations and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Financial Statements
Schedule of property, plant and equipment

	As of December 31,
	2012	2011
	(Thousands)
Transmission and storage assets	$691,898	$511,089
Accumulated depreciation	(125,129)	(114,485)
Net transmission and storage assets	566,769	396,604
Gathering assets	103,600	97,142
Accumulated depreciation	(23,083)	(22,854)
Net gathering assets	80,517	74,288
Net property, plant and equipment	$647,286	$470,892